BASIS OF PRESENTATION (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jan. 19, 2011
Business, Basis of Presentation and Significant Accounting Policies
Percent of outstanding common stock of El Capitan Delaware owned by the Company (in Percent)	100.00%		100.00%
Prior to Jan. 19, 2011, percent of outstanding common stock of El Capitan, Ltd. owned by El Capitan Delaware (in Percent)					40.00%
Percent of outstanding common stock of El Capitan Ltd. acquired by the Company pursuant to the G&M merger (in Percent)					60.00%
Pursuant to merger, each share of G&M common and preferred stock outstanding was exchanged for approximately the number of shares of common stock of the Company (Per Share)					$ 1.414156
Aggregate number of shares of the Company's common stock issued to former G&M stockholders					148,127,043
Exploration property acquisition costs	$ 1,864,608		$ 1,864,608
Restricted cash consists of two certificates of deposits in favor of New Mexico Minerals and Mining Division	74,506		74,506
Restricted cash amount increased with the issuance of the expanded mining permit during the period				$ 59,495
Recognized stock-based administrative compensation aggregating	0	$ 22,367	31,206	525,703
Stock-based compensation paid to non -employee consultants aggregating	0	102,207	1,884,102	237,550
Net loss	$ 448,011	$ 554,798	4,507,737	2,843,473
Antidilutive options were excluded			11,137,500	10,387,500
Antidilutive warrants were excluded			5,332,773	4,861,344
Gain on settlement of accounts payable			$ 0	$ 53,252